Result And Remuneration To Shareholders - Schedule of Interest on Equity Declared (Details) - BRL (R$) R$ in Millions					12 Months Ended
	Dec. 18, 2025	Sep. 23, 2025	Jun. 17, 2025	Mar. 20, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amount of remuneration					R$ 2,420
Income tax withheld					R$ (231)
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 677	R$ 605	R$ 597	R$ 541
Income tax withheld	R$ (64)	R$ (58)	R$ (57)	R$ (52)